Annual Total Returns - Class R6	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nuveen Equity Index Fund
Prospectus [Line Items]
Annual Return [Percent]	17.07%	23.71%	25.91%	(19.17%)	25.63%	20.82%	30.87%	(5.22%)	21.09%	12.76%
Nuveen Large Cap Growth Index Fund
Prospectus [Line Items]
Annual Return [Percent]	18.50%	33.28%	42.63%	(29.17%)	27.52%	38.43%	36.27%	(1.55%)	30.07%	7.05%
Nuveen Large Cap Value Index Fund
Prospectus [Line Items]
Annual Return [Percent]	15.84%	14.27%	11.47%	(7.54%)	25.02%	2.90%	26.39%	(8.31%)	13.62%	17.23%
Nuveen S&P 500 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	17.82%	24.94%	26.22%	(18.12%)	28.64%	18.34%	31.42%	(4.45%)	21.77%	11.87%
Nuveen Small Cap Blend Index Fund
Prospectus [Line Items]
Annual Return [Percent]	12.79%	11.57%	17.04%	(20.29%)	14.89%	20.15%	25.53%	(10.84%)	14.83%	21.58%
Nuveen Emerging Markets Equity Index Fund
Prospectus [Line Items]
Annual Return [Percent]	34.13%	6.71%	9.23%	(20.22%)	(3.06%)	17.68%	18.57%	(14.57%)	37.45%	11.06%
Nuveen International Equity Index Fund
Prospectus [Line Items]
Annual Return [Percent]	31.58%	3.70%	18.20%	(14.20%)	11.30%	8.14%	21.79%	(13.25%)	25.32%	1.22%
Nuveen Emerging Markets Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	36.05%	(0.29%)	13.97%	(20.02%)	(16.62%)	18.23%	28.62%	(18.11%)	45.45%	5.96%
Nuveen International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	33.33%	4.00%	16.89%	(17.33%)	10.81%	15.82%	23.19%	(23.43%)	32.94%	0.41%
Nuveen International Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	20.39%	0.72%	15.42%	(24.47%)	3.33%	32.66%	30.32%	(17.30%)	35.20%	(0.69%)
Nuveen Quant International Small Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	35.66%	5.06%	16.93%	(18.34%)	11.64%	5.86%	20.78%	(23.21%)	34.94%
Nuveen International Responsible Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	28.59%	3.18%	19.25%	(14.78%)	11.94%	9.87%	23.31%	(13.58%)	24.52%	1.12%
Nuveen Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	14.11%	28.98%	32.79%	(22.11%)	25.38%	20.53%	30.23%	(7.11%)	23.96%	8.60%
Nuveen Large Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	15.59%	29.17%	47.04%	(32.76%)	16.77%	44.24%	30.71%	0.04%	34.51%	(0.85%)
Nuveen Large Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	17.49%	14.80%	14.31%	(6.99%)	27.01%	3.59%	28.81%	(14.10%)	12.52%	18.60%
Nuveen Quant Mid Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	4.48%	8.50%	21.45%	(33.08%)	2.95%	45.33%	33.39%	(8.17%)	26.21%	1.95%
Nuveen Mid Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	10.22%	14.49%	11.39%	(10.34%)	32.18%	(4.19%)	27.05%	(14.15%)	11.13%	17.40%
Nuveen Quant Small Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	16.48%	16.26%	18.70%	(15.44%)	25.06%	12.82%	23.86%	(11.97%)	15.01%	19.97%
Nuveen Quant Small/Mid Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	16.20%	18.33%	20.95%	(16.41%)	32.04%	15.99%	29.95%	(7.57%)	19.63%
Nuveen Large Cap Responsible Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	16.61%	18.24%	22.49%	(17.77%)	26.46%	20.34%	31.49%	(5.53%)	20.93%	13.51%